Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 790,457	$ 295,503
Less accumulated depreciation	(214,112)	(62,770)
Net property and equipment	576,345	232,733	$ 117,231
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	110,850	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 679,607	$ 243,314